Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 1,155,981	$ 1,050,441	$ 881,983
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	369,285	355,813	321,476
Selling expenses (exclusive of amortization of deferred commissions of $181,265, $165,797 and $84,152, respectively, which are included in depreciation and amortization shown separately below)	193,359	213,386	198,348
General and administrative expenses	192,014	204,536	188,397
Depreciation and amortization	543,440	514,082	329,255
Restructuring and asset impairment charges	0	4,683	0
Total costs and expenses	1,298,098	1,292,500	1,037,476
Loss from operations	(142,117)	(242,059)	(155,493)
Other expenses (income):
Interest expense	260,014	245,214	225,772
Interest income	(23)	(425)	(130)
Other (income) loss, net	(7,665)	(17,323)	27,986
Loss before income taxes	(394,443)	(469,525)	(409,121)
Income tax expense (benefit)	1,313	(1,611)	1,078
Net loss	(395,756)	(467,914)	(410,199)
Recurring and other revenue
Revenues:
Revenues	1,155,981	1,050,441	843,420
Service and other sales revenue
Revenues:
Revenues	0	0	26,988
Activation fees
Revenues:
Revenues	$ 0	$ 0	$ 11,575